Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity Text Block Abstract
Schedule of unobservable inputs for the asset or liability
	Level 1	Level 2	Level 3
Non-Tradable Warrants	-	56	-
Non-tradable warrants of SAFE and Convertible Loan investors		5
Financial liability	-	21	-
Tradable warrants	357	-	-
Total	357	82	-

	Level 1	Level 2	Level 3
Non-Tradable Warrants	-	196	-
Non-tradable warrants of SAFE and Convertible Loan investors		1,393
Financial liability	-	133	-
Tradable warrants	1,493	-	-
Total	1,493	1,722	-

Schedule of level 3 assets and liabilities during the current and previous financial year
	Warrants	SAFE	Convertible loan
Balance at December 31, 2020	219	1,273	-
Gains (losses) recognized in profit or loss	111	4,005	1,492
Gains (losses) recognized in other comprehensive loss	-	(20)	37
Additions	-	4,112	3,053
Balance at June, 30 2021	330	9,370	4,582